CAPITAL STRUCTURE (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of stock option activity

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2024	279,625	$15.29	8.74	$–
Granted	187,375	7.96	7.22	$–
Forfeited/Expired	(30,000)	–	–	$–
Exercised	–	–	–	$–
Outstanding at June 30, 2025	437,000	$12.11	6.75	$400,000

Schedule of weighted average assumptions

	For the six months ended June 30,
	2025	2024
Expected term, in years	5.20	5.0
Expected volatility	108.09%	85.84%
Risk-free interest rate	4.12%	4.24%
Dividend yield	–	–

Schedule of warrants outstanding

				Outstanding at
Reference	Date Issued	Exercise price	Expiration	June 30, 2025	December 31, 2024
Warrant Holder 1	5/28/2021	$59.40	5/13/26	8,380	8,380
Warrant Holder 1	5/28/2021	$118.80	5/13/26	8,422	8,422
Warrant Holder 1	5/28/2021	$296.80	5/13/26	8,422	8,422
Warrant Holder 2	7/30/21	$59.40	7/30/26	421	421
Warrant Holder 2	7/30/21	$296.80	6/1/26	1,263	1,263
Warrant Holder 5	12/20/21	$59.40	12/20/26	2,948	2,948
Warrant Holder 18	3/30/22	$178.20	3/30/25	–	4,211
Warrant Holder 20	1/3/23	$50.00	1/2/27	5,000	5,000
Warrant Holder 21	1/20/23	$38.00	1/19/27	12,500	12,500
Series A & B Warrants	6/16/23	$27.20	12/16/28	306,250	306,250
Series A Warrants	10/23/23	$27.20	4/26/25	–	100,000
Series B Warrants	10/23/23	$27.20	4/26/29	100,000	100,000
Warrant Holder 22	6/16/23	$25.00	12/16/28	6,300	6,300
Warrant Holder 22	10/23/23	$28.00	4/26/29	3,300	3,300
Warrant Holder 23	6/16/23	$25.00	12/16/28	4,200	4,200
Warrant Holder 23	10/23/23	$28.00	4/26/29	2,400	2,400
Warrant Holder 24	10/23/23	$28.00	4/26/29	300	300
Pre-Funded Warrants 2	12/28/23	$0.002	–*	–	150,000
Pre-Funded Warrants 3	2/8/24	$0.002	–*	200,000	300,000
Warrant Holder 25	1/20/25	$12.00	1/20/30	100,000	–
Total Warrants outstanding				770,105	1,024,317

*	Pre-funded warrants, do not expire.